Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	7.625% Perpetual Subordinated Contingent Convertible Securities (Callable During Any Optional Redemption Period)
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,500.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 7.625% Perpetual Subordinated Contingent Convertible Securities (Callable During Any Optional Redemption Period).